Annual Total Returns - Fidelity Freedom Blend 2035 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-04 - Fidelity Freedom Blend 2035 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2035 Fund- Class K
Bar Chart Table:
Annual Return 2019	25.62%
Annual Return 2020	16.86%